Stockholders' equity (Details 3) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	3 Months Ended						9 Months Ended
	Sep. 30, 2011		Jun. 30, 2011		Sep. 30, 2010		Sep. 30, 2011		Sep. 30, 2010
Basic and diluted earnings per share attributable to Company's stockholders
Net income from continuing operations attributable to Company's stockholders	$ 4,935		$ 6,452		$ 6,030		$ 18,213		$ 11,490
Discontinued operations, net of tax					8				(143)
Net income attributable to the Company's stockholders	4,935		6,452		6,038		18,213		11,347
Net income for the period adjusted	4,879		6,418		6,022		18,097		11,247
Basic and diluted earnings per share
Income available to preferred stockholders	1,846		2,440		2,314		6,871		4,324
Income available to common stockholders	2,972		3,898		3,635		11,000		6,783
Total (in shares)	5,250,146		5,283,980		5,352,939		5,274,085		5,313,688
Earnings per preferred share (in dollars per share)	$ 0.93		$ 1.21		$ 1.13		$ 3.43		$ 2.12
Earnings per common share (in dollars per share)	$ 0.93		$ 1.21		$ 1.13		$ 3.43		$ 2.12
Earnings per preferred share linked to mandatorily convertible notes (in dollars per share)	$ 1.78	[1]	$ 1.71	[1]	$ 1.35	[1]	$ 5.16	[1]	$ 3.15	[1]
Earnings per common share linked to mandatorily convertible notes (in dollars per share)	$ 1.79	[1]	$ 1.79	[1]	$ 1.36	[1]	$ 5.32	[1]	$ 4.94	[1]
Earnings per preferred share from continuing operations (in dollars per share)	$ 0.93		$ 1.21		$ 1.13		$ 3.43		$ 2.14
Earnings per common share from continuing operations (in dollars per share)	$ 0.93		$ 1.21		$ 1.13		$ 3.43		$ 2.14
Earnings per convertible notes linked to preferred share from continuing operations (in dollars per share)	$ 1.78		$ 1.71		$ 1.35		$ 5.16		$ 3.17
Earnings per convertible notes linked to common share from continuing operations (in dollars per share)	$ 1.79		$ 1.79		$ 1.36		$ 5.32		$ 4.96
Earnings per preferred share from discontinued operations (in dollars per share)									$ (0.02)
Earnings per common share from discontinued operations (in dollars per share)									$ (0.02)
Earnings per convertible notes linked to preferred share from discontinued operations (in dollars per share)									$ (0.02)
Earnings per convertible notes linked to common share from discontinued operations (in dollars per share)									$ (0.02)
Preferred Convertible note
Basic and diluted earnings per share attributable to Company's stockholders
Interest attributed to convertible notes	(40)		(24)		(11)		(82)		(49)
Basic and diluted earnings per share
Income available to convertible notes	44		57		53		162		100
Weighted Average Number of Shares Issued, Basic (in shares)	1,986,461		2,008,930		2,056,473		2,002,352		2,043,102
Weighted Average Number of Shares, Treasury Stock (in shares)	47,285		47,285		47,285		47,285		47,285
Common Convertible notes
Basic and diluted earnings per share attributable to Company's stockholders
Interest attributed to convertible notes	(16)		(10)		(5)		(34)		(51)
Basic and diluted earnings per share
Income available to convertible notes	$ 17		$ 23		$ 20		$ 64		$ 40
Weighted Average Number of Shares Issued, Basic (in shares)	3,197,984		3,209,349		3,230,765		3,206,032		3,204,885
Weighted Average Number of Shares, Treasury Stock (in shares)	18,416		18,416		18,416		18,416		18,416

[1]	Basic earnings per share only, as dilution assumes conversion.